Submission	Jan. 15, 2026
Submission [Line Items]
Central Index Key	0001665300
Registrant Name	PHUNWARE, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A